Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Outstanding Debt

The outstanding debt as of December 31, 2022 and 2021 is classified in the consolidated balance sheets as follows:

	December 31, 2022	December 31, 2021
Term loan	$121,875	$37,500
Less: Current portion	(6,250)	(5,000)

	$115,625	$32,500
Less: Unamortized debt issuance costs	(3,539)	(537)

Term loan, net of current portion	$112,086	$31,963

Schedule of Future Maturities of Long-term Debt	Future maturities of long-term debt, excluding debt issuance costs, are as follows:

2023	6,250
2024	6,250
2025	6,250
2026	6,250
2027	96,875

$121,875